Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Schedule of Income Taxes And Non-Controlling Interest Allocation

The following table summarizes income before income taxes and non-controlling interest allocation:

	For the year ended December 31, 2025	For the year ended December 31, 2024	For the year ended December 31, 2023
Epsium BVI	$(1,415,438)	$(699,020)	$(658,866)
Epsium HK	(7,710)	(5,157)	(9,194)
Media Icon	(642)	-	-
Luz	(72,551)	1,113,536	4,974,284
Total	$(1,496,341)	$409,359	$4,306,224

Schedule of Income Tax Provision

Significant components of the income tax provision were as follows:

	For the year ended December 31, 2025	For the year ended December 31, 2024	For the year ended December 31, 2023
Current tax provision:
Epsium BVI	$–	$–	$–
Epsium HK	–	–	–
Media Icon	–	–	–
Luz	–	124,665	587,984

Deferred tax provision:
Epsium HK	–	–	–
Total	$–	$124,665	$587,984

Schedule of Reconciliation of the Provision for Income Taxes

A reconciliation of the provision for income taxes determined at the statutory income tax rate to the Company’s income taxes is as follows:

	For the year ended December 31, 2025	For the year ended December 31, 2024	For the year ended December 31, 2023
Income before provision for taxes - Epsium BVI	$(1,415,438)	$(699,020)	$(658,866)
Income before provision for taxes - Epsium HK	(7,710)	(5,157)	(9,194)
Income before provision for taxes - Media Icon	(642)	-	-
Income before provision for taxes - Luz	(72,551)	1,113,536	4,974,284
Macau corporate income tax rate	12%	12%	12%
Income tax provision computed at Macau statutory corporate income tax rate	–	133,625	596,914
Reconciling items:
Income not subject to income tax	–	(8,960)	(8,930)
Uncertain tax positions	–	–	–
Income taxes provision	$–	$124,665	$587,984